Summary of significant accounting policies - Impairment for long-lived assets (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Summary of significant accounting policies
Impairment of long lived assets	$ 0	$ 4,530,587